Employee Benefit Plans - Fair Value Measurements Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in fair value of plan assets
Fair value, January 1	$ 24,133
Fair value, December 31	23,505	$ 24,133
U.S. government and agency securities
Change in fair value of plan assets
Fair value, January 1	4,166
Fair value, December 31	3,615	4,166
Non-U.S. debt securities
Change in fair value of plan assets
Fair value, January 1	1,114
Fair value, December 31	1,294	1,114
Private real estate
Change in fair value of plan assets
Fair value, January 1	127
Fair value, December 31	144	127
Real estate commingled/mutual funds
Change in fair value of plan assets
Fair value, January 1	636
Fair value, December 31	743	636
Limited partnerships
Change in fair value of plan assets
Fair value, January 1	187
Fair value, December 31	170	187
Other investments
Change in fair value of plan assets
Fair value, January 1	618
Fair value, December 31	389	618
Level 3
Change in fair value of plan assets
Fair value, January 1	962	879	$ 817
Actual Return on Plan Assets Still Held at the Reporting Date	45	31	19
Purchases, Sales and Settlements	30	56	71
Transfers out of Level 3	0	(4)	(28)
Fair value, December 31	1,037	962	879
Level 3 | U.S. government and agency securities
Change in fair value of plan assets
Fair value, January 1	11	12	13
Actual Return on Plan Assets Still Held at the Reporting Date	0	0	0
Purchases, Sales and Settlements	0	(1)	(1)
Transfers out of Level 3	0	0	0
Fair value, December 31	11	11	12
Level 3 | Non-U.S. debt securities
Change in fair value of plan assets
Fair value, January 1	0	6	10
Actual Return on Plan Assets Still Held at the Reporting Date		0	(2)
Purchases, Sales and Settlements		(2)	(2)
Transfers out of Level 3		(4)	0
Fair value, December 31	0	0	6
Level 3 | Private real estate
Change in fair value of plan assets
Fair value, January 1	127	119	110
Actual Return on Plan Assets Still Held at the Reporting Date	14	5	4
Purchases, Sales and Settlements	3	3	5
Transfers out of Level 3	0	0	0
Fair value, December 31	144	127	119
Level 3 | Real estate commingled/mutual funds
Change in fair value of plan assets
Fair value, January 1	632	462	324
Actual Return on Plan Assets Still Held at the Reporting Date	37	20	15
Purchases, Sales and Settlements	62	150	123
Transfers out of Level 3	0	0	0
Fair value, December 31	731	632	462
Level 3 | Limited partnerships
Change in fair value of plan assets
Fair value, January 1	65	145	231
Actual Return on Plan Assets Still Held at the Reporting Date	(1)	5	8
Purchases, Sales and Settlements	(15)	(85)	(66)
Transfers out of Level 3	0	0	(28)
Fair value, December 31	49	65	145
Level 3 | Other investments
Change in fair value of plan assets
Fair value, January 1	127	135	129
Actual Return on Plan Assets Still Held at the Reporting Date	(5)	1	(6)
Purchases, Sales and Settlements	(20)	(9)	12
Transfers out of Level 3	0	0	0
Fair value, December 31	$ 102	$ 127	$ 135